Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

6.                  ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2016	2017
Accounts receivable	$40,532	$70,351
Less: allowance for doubtful accounts	—	(384)
Total	$40,532	$69,967

The following table presents the movement of the allowance for doubtful accounts:

	As of December 31,
	2015	2016	2017
Beginning balance	$25	$—	$—
Additional provision for bad debt	—	—	378
Written off	(25)	—	—
Foreign currency translation adjustment	—	—	6
Ending balance	$—	$—	$384